SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Attributable to Parent	$ 139,213	$ 271,585
Accumulated income on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Attributable to Parent	0	110
Accumulated foreign currency translation differences and other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Attributable to Parent	(10,874)	(14,980)	$ (8,941)
Accumulated other comprehensive loss, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, Attributable to Parent	$ (10,874)	$ (14,870)	$ (8,402)